Supplement to the

Fidelity Advisor® Mega Cap Stock Fund

Class A (FGTAX), Class T (FTGRX), Class B (FGRBX), Class C (FGRCX), and Institutional Class (FTRIX)

Classes of shares of Fidelity® Mega Cap Stock Fund

A Fund of Fidelity Hastings Street Trust

August 28, 2010

Effective immediately, the general research services agreement with Fidelity Research and Analysis Company has been terminated on behalf of the fund.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the fund.

AGII/AGIIIB-11-01 February 8, 2011
1.881212.104

Supplement to the

Fidelity® Fifty® (FFYAX), Fidelity Fund (FFIDX), Fidelity Growth Discovery Fund (FDSVX),
and Fidelity Mega Cap Stock Fund (FGRTX)

Fidelity Fund is a Class of shares of Fidelity Fund;
Fidelity Growth Discovery Fund is a Class of shares of Fidelity Growth Discovery Fund;
and Fidelity Mega Cap Stock Fund is a Class of shares of Fidelity Mega Cap Stock Fund

Funds of Fidelity Hastings Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 28, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

HSTB-11-01 February 8, 2011
1.798959.112

Supplement to the

Fidelity® Fund Class K (FFDKX) and Fidelity Growth Discovery Fund Class K (FGDKX)

Funds of Fidelity Hastings Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 28, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

Effective October 1, 2010, the master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

K-COM6B-11-01 February 8, 2011
1.918660.101